Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	POLYMET MINING CORP
Entity Central Index Key	0000866028
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Common Stock, Shares Outstanding	1,005,230,259
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes